Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity International Capital Appreciation Fund	Dec. 30, 2022
Fidelity International Capital Appreciation Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.25%
Past 5 years	16.74%
Past 10 years	13.07%
Fidelity International Capital Appreciation Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.72%
Past 5 years	15.70%
Past 10 years	12.37%
Fidelity International Capital Appreciation Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.57%
Past 5 years	13.42%
Past 10 years	10.86%
F0340
Average Annual Return:
Past 1 year	7.98%
Past 5 years	9.79%
Past 10 years	7.44%